Supplementary Information to Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income:
Interest income			$ 1
foreign currency differences gains	26		12
Financial income	26		13
Financial expenses:
In respect of interest related to bank loans and bank fees	(245)	(192)	(259)
Other (mainly foreign currency differences)	(111)	(63)	(51)
Financial expenses	(356)	(255)	(310)
Financial income expenses, net	$ (330)	$ (255)	$ (297)